Exhibit 99

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	7	Payment Date	May 15, 2012
Collection Period	April, 2012

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-B Reference Pool Balance	$880,188,635.67	$757,034,211.81	$731,768,259.37	0.8313766
Total Note Balance	757,842,000.00	634,687,576.14	609,421,623.70	0.8041539

Total Overcollateralization	$122,346,635.67	$122,346,635.67	$122,346,635.67

2011-B Exchange Note Balance	781,280,412.37	658,125,988.51	632,860,036.07	0.8100293
2011-B Exchange Note Overcollateralization	$98,908,223.30	$98,908,223.30	$98,908,223.30

Overcollateralization	Beginning of Period	End of Period
2011-B Reference Pool Balance as a % of Total Note Balance	119.28%	120.08%
2011-B Reference Pool Balance as a % of 2011-B Exchange Note Balance	115.03%	115.63%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.47979%	$180,000,000.00	$56,845,576.14	$31,579,623.70	0.1754424
Class A-2 Notes	0.82000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-3 Notes	1.05000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	1.42000%	62,634,000.00	62,634,000.00	62,634,000.00	1.0000000
Class B Notes	1.94000%	35,208,000.00	35,208,000.00	35,208,000.00	1.0000000

Total		$757,842,000.00	$634,687,576.14	$609,421,623.70	0.8041539

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$25,265,952.44	$140.37	$21,970.67	$0.12	$25,287,923.11	$140.49
Class A-2 Notes	0.00	0.00	191,333.33	0.68	191,333.33	0.68
Class A-3 Notes	0.00	0.00	175,000.00	0.88	175,000.00	0.88
Class A-4 Notes	0.00	0.00	74,116.90	1.18	74,116.90	1.18
Class B Notes	0.00	0.00	56,919.60	1.62		1.62

Total	$25,265,952.44	$33.34	$519,340.50	$0.69	$25,785,292.94	$34.02

II. POOL INFORMATION

2011-B Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$861,774,374.05	$757,034,211.81	$526,581,206.18
Change	(28,896,460.35)	(25,265,952.44)	(12,236,672.64)

End of Period	$832,877,913.70	$731,768,259.37	$514,344,533.54
Residual Portion of Securitization Value as % of Securitization Value at end of period			70.29%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	37,733	3,518	34,215	927	33,288

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				18.6	17.9

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	7	Payment Date	May 15, 2012
Collection Period	April, 2012

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	243	$5,310,856.41	0.73%
61 - 90 Days Delinquent	12	277,447.09	0.04%
91 - 120 Days Delinquent	1	20,344.16	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	256	$5,608,647.66	0.77%

	Current Period	Cumulative
Prepayment Speed	0.56%	0.46%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$12,951,269.42
plus: Payoffs	5,761,328.09
plus: Other (including extension fees, excess charges, etc.)	55,681.49
minus: Payaheads	(413,889.51)
plus: Payahead Draws	508,781.32
plus: Advances	671,137.31
minus: Advance Reimbursement Amounts	(548,929.93)
plus: Administrative Removal Amounts	1,068,135.27
plus: Net Auction Proceeds	10,857,110.57
plus: Recoveries	182,373.05

Total Collections	$31,092,997.08

Reserve Account Balance Beginning of Period	22,004,715.89

Total Collections Plus Reserve	$53,097,712.97

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$630,861.84	$630,861.84	$52,466,851.13	$0.00
2011-B Exchange Note Interest Payment	1,033,806.24	1,033,806.24	51,433,044.89	0.00
2011-B Exchange Note Principal Payment	25,265,952.44	25,265,952.44	26,167,092.45	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	26,167,092.45	0.00
Reserve Account Deposit	22,004,715.89	22,004,715.89	4,162,376.56	0.00
Shared Amounts	0.00	0.00	4,162,376.56	0.00
Remaining Funds Released to Borrowers	4,162,376.56	4,162,376.56	0.00	0.00

Total	$53,097,712.97	$53,097,712.97	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	7	Payment Date	May 15, 2012
Collection Period	April, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-B Exchange Note Interest Payment	$1,033,806.24
2011-B Exchange Note Principal Payment	25,265,952.44
Shortfall Payment (to cover Notes)	0.00

Total	$26,299,758.68

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$26,299,758.68	$0.00
Administration Fee	5,289.06	5,289.06	26,294,469.62	0.00
Class A-1 Interest	21,970.67	21,970.67	26,272,498.95	0.00
Class A-2 Interest	191,333.33	191,333.33	26,081,165.62	0.00
Class A-3 Interest	175,000.00	175,000.00	25,906,165.62	0.00
Class A-4 Interest	74,116.90	74,116.90	25,832,048.72	0.00

Total Class A Interest	462,420.90	462,420.90		0.00
First Priority Principal Payment	0.00	0.00	25,832,048.72
Class B Interest	56,919.60	56,919.60	25,775,129.12	0.00
Second Priority Principal Payment	0.00	0.00	25,775,129.12
Regular Principal Payment	25,265,952.44	25,265,952.44	509,176.68	0.00
Reserve Account Deposit	0.00	0.00	509,176.68	0.00
Additional Trustee Fees and Expenses	0.00	0.00	509,176.68	0.00
Remaining Funds to Holder of Residual Interest	509,176.68	509,176.68	0.00	0.00

Total	$26,299,758.68	$26,299,758.68	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,077,371.42
plus: Additional Advances	671,137.31
minus: Advance Reimbursement Amounts	(548,929.93)

End of Period Advance Balance	$2,199,578.80

Payaheads
Beginning of Period Payahead Balance	$1,404,924.81
plus: Additional Payaheads	413,889.51
minus: Payahead Draws	(508,781.32)

End of Period Payahead Balance	$1,310,033.00

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$22,004,715.89
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$22,004,715.89
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$22,004,715.89

Memo: Required Reserve Amount	$22,004,715.89
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	7	Payment Date	May 15, 2012
Collection Period	April, 2012

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	176	1,245	$3,536,277.73	$24,941,268.90
Standard Terminations	114	618	1,754,319.86	9,482,511.08

Total Retained	290	1,863	$5,290,597.59	$34,423,779.98

Returned Vehicles
Early Terminations	79	609	$1,412,031.11	$10,862,423.67
Standard Terminations	481	1,660	8,009,389.23	27,395,808.84

Total Returned	560	2,269	$9,421,420.34	$38,258,232.51

Charged Off Leases / Repossessed Vehicles	19	68	$405,250.63	$1,477,553.07
Removals by Servicer and Other	58	245	1,067,907.28	4,365,943.89

Total Terminations	927	4,445	$16,185,175.84	$78,525,509.45
Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	718	3131	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			60.41%	51.05%
Early Termination Rate (Early Terminations / Total Terminations)			27.51%	41.71%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$5,820,351.94
plus: Payahead draws			103,792.79
minus: Unreimbursed Advances			(15,333.75)
minus: Securitization Value of Retained Vehicles			(5,290,597.59)

Total	290	1,863	$618,213.39	$3,815,706.06
Gain (Loss) Per Retained Vehicle			$2,131.77	$2,048.15

Gain (Loss) on Returned Vehicles
Customer Payments			$352,145.37
plus: Net Auction Proceeds			$10,614,984.38
plus: Payahead Draws			50,347.41
minus: Unreimbursed Advances			(43,770.39)
minus: Securitization Value of Returned Vehicles			(9,421,420.34)

Total	560	2,269	$1,552,286.43	$5,461,594.10
Gain (Loss) Per Returned Vehicle			$2,771.94	$2,407.05

Credit Gain (Loss) Charged Off / Repossessed Vehicles	19	68	$(113,833.28)	$(235,597.29)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(5,991.23)	$(3,464.67)

Gain (Loss) on Removals by Servicer and Other	58	245

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$24,209.40	$128,915.82

Total Gain (Loss)	927	4,445	$2,080,875.94	$9,170,618.69
Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$10,614,984.38
plus: Excess Wear and Use and Excess Mileage Assessed			197,632.38
minus: Residual Portion of Securitization Value			(9,148,017.07)

Total	560	2,269	$1,664,599.69	$5,928,573.52
Residual Gain (Loss) Per Returned Vehicle			$2,972.50	$2,612.86

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	7	Payment Date	May 15, 2012
Collection Period	April, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer